13. Lease Commitments (March 2018 note)	3 Months Ended
Mar. 31, 2018
Leases [Abstract]
Lease Commitments

Note 13: Lease Commitments

Rental expenses incurred for operating leases during the three months ended March 31, 2018 and March 31, 2017 were $35,160 and $35,007, respectively.

During the first quarter of 2015, the Company entered into an agreement for new office space to which it relocated its operations upon the expiration of its prior lease. Effective May 1, 2015, the Company began leasing approximately 3,251 square feet of general office space at 301 North Canon Drive, Suite 305, Beverly Hills, California 90210 pursuant to a 35-month sub-lease that commenced on May 1, 2015. The Company will pay $136,542 annually subject to annual escalations of 3%.

On February 6, 2018, the Company entered into lease for approximately 6,969 square feet of general office space at 131 South Rodeo Drive, Suite 250, Beverly Hills, CA 90212 pursuant to a 91-month leave that commences on May 25, 2018. The Company will pay rent of approximately $364,130 annually, subject to annual escalations of 3.5%.

The following is a schedule of future minimum lease payments required by the non-cancelable operating lease agreement:

Year	Amount
2018	$198,617
2019	371,082
2020	384,070
2021	397,512
2022	411,425
Thereafter	1,322,708
$3,085,414